Award Timing Disclosure - shares	12 Months Ended
	Dec. 31, 2025	Jan. 02, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, though the Company’s long-standing practice has been for the Compensation Committee to meet each December to discuss recommendations to the Board on executive compensation adjustments for the next fiscal year. As part of this process, the Compensation Committee typically recommends, and the Board approves, the grant of equity, which historically has taken the form of stock options and RSUs, to executive employees, which are ultimately granted on the first business day of the following fiscal year. Lining up the timing of equity grants to coincide with grants made to the Board under the Company’s Non-Employee Director Compensation Program serves to ensure that management and the Board have a stake in the Company’s success and growth. We also believe this allows management, the Compensation Committee, and the Board to conduct a fulsome review of all elements of compensation on a consistent basis each year. The Board, with respect to our CEO, and the Compensation Committee, with respect to our remaining Named Executive Officers, may also grant equity awards from time to time in recognition of a named executive officer’s expanded duties and responsibilities or continuing contributions to the Company’s performance.
Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, none of our named executive officers were awarded stock options with an effective grant date during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report.

Award Timing Method	We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, though the Company’s long-standing practice has been for the Compensation Committee to meet each December to discuss recommendations to the Board on executive compensation adjustments for the next fiscal year. As part of this process, the Compensation Committee typically recommends, and the Board approves, the grant of equity, which historically has taken the form of stock options and RSUs, to executive employees, which are ultimately granted on the first business day of the following fiscal year. Lining up the timing of equity grants to coincide with grants made to the Board under the Company’s Non-Employee Director Compensation Program serves to ensure that management and the Board have a stake in the Company’s success and growth. We also believe this allows management, the Compensation Committee, and the Board to conduct a fulsome review of all elements of compensation on a consistent basis each year. The Board, with respect to our CEO, and the Compensation Committee, with respect to our remaining Named Executive Officers, may also grant equity awards from time to time in recognition of a named executive officer’s expanded duties and responsibilities or continuing contributions to the Company’s performance.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, none of our named executive officers were awarded stock options with an effective grant date during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report.

MNPI Disclosure Timed for Compensation Value	false
Carsten Brunn, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		169,100
Blaine Davis [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		64,600
Christopher Jewell, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		47,400
Metin Kurtoglu, M.D., Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		47,400